NOTE 2. RENTAL PROPERTY - Rental Property at December 31, 2023 (Details) - Block 40 L L C 2023 [Member]	Dec. 31, 2023 USD ($)
Land	$ 4,504,624
Less: accumulated depreciation	(11,690,870)
Building Residential [Member]
Buildings and Improvements, Gross	104,550,314
Building Commercial [Member]
Buildings and Improvements, Gross	11,661,662
Land, Buildings and Improvements [Member]
Buildings and Improvements, Gross	4,169,160
Furniture and Fixtures [Member]
Buildings and Improvements, Gross	13,605,007
Subtotal [Member]
Buildings and Improvements, Gross	138,490,767
Total [Member]
Buildings and Improvements, Gross	$ 126,799,897